Fees Summary	Jun. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 793,000.00
Previously Paid Amount	0.00
Total Fee Amount	121.41
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 121.41
Narrative - Max Aggregate Offering Price	$ 793,000.00
Final Prospectus	true